Fair Value - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Apr. 25, 2018	Apr. 24, 2018	Feb. 27, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Transfers between levels of fair value hierarchy	$ 0
Implied credit spread on fair value	10 basis point
Level 3 Liability | Embedded Derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Impact on fair value due to increase in estimated volatility rate	$ 1,000,000
Impact on fair value due to decrease in estimated volatility rate	$ 900,000
Implied credit spread at issuance	4.60%	3.80%
Level 3 Liability | Liability Innova EBITDA Support Agreement
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Fair value input, discount rate	5.70%	5.70%
Level 3 Liability | Support Agreement
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Fair value of license agreement	$ 2,700,000
BetEasy
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Percentage of equity interests acquired	18.00%		80.00%	18.00%	62.00%
BetEasy | Level 3 Liability | Deferred Contingent Payment
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Percentage of equity interests acquired				18.00%
Fair value input, discount rate	10.50%
Estimated fair value input discount rate	5.00%
Impact on fair value due to increase in estimated volatility rate	$ 3,800,000
Impact on fair value due to decrease in estimated volatility rate	$ 700,000
Minimum | BetEasy | Level 3 Liability | Deferred Contingent Payment
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Estimated volatility	25.00%
Maximum | BetEasy | Level 3 Liability | Deferred Contingent Payment
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Estimated volatility	25.00%